As filed with the Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Airlines - 1.3%
41,838	United Continental Holdings, Inc. (a)	$810,820
Chemicals - 12.2%
12,433	CF Industries Holdings, Inc.	1,534,108
81,299	Huntsman Corp.	786,161
19,170	Monsanto Co.	1,150,967
44,599	Mosaic Co.	2,184,013
51,926	Potash Corp., Inc. - ADR	2,244,242
		7,899,491
Communications Equipment - 6.7%
98,418	JDS Uniphase Corp. (a)	981,227
69,169	QUALCOMM, Inc.	3,363,689
		4,344,916
Computers & Peripherals - 7.9%
7,665	Apple, Inc. (a)	2,921,745
54,825	SanDisk Corp. (a)	2,212,188
		5,133,933
Consumer Finance - 3.0%
49,028	Capital One Financial Corp.	1,942,980
Energy Equipment & Services - 14.9%
29,525	Baker Hughes, Inc.	1,362,874
53,591	C&J Energy Services, Inc. (a)	881,036
34,143	Cameron International Corp. (a)	1,418,300
55,202	Halliburton Co.	1,684,765
30,148	National Oilwell Varco, Inc.	1,544,181
73,602	Patterson UTI Energy, Inc.	1,276,259
24,681	Schlumberger Ltd.	1,474,196
		9,641,611
Hotels, Restaurants & Leisure - 2.3%
39,116	Las Vegas Sands Corp. (a)	1,499,707
Insurance - 6.1%
62,268	American International Group, Inc. (a)	1,366,783
41,654	MetLife, Inc.	1,166,729
76,760	XL Group PLC	1,443,087
		3,976,599
Internet Software & Services - 6.2%
42,490	Ebay, Inc. (a)	1,253,030
5,390	Google, Inc. (a)	2,772,508
		4,025,538
Machinery - 3.3%
32,980	Deere & Co.	2,129,519
Media - 12.2%
82,963	CBS Corp.	1,690,786
38,822	Discovery Communications, Inc. (a)	1,460,484
33,700	Time Warner, Inc.	1,009,989

33,538	Viacom, Inc.	1,299,262
80,241	The Walt Disney Co.	2,420,069
		7,880,590
Multiline Retail - 5.9%
70,459	Macy's, Inc.	1,854,481
43,531	Nordstrom, Inc.	1,988,496
		3,842,977
Oil, Gas & Consumable Fuels - 2.5%
46,718	Alpha Natural Resources, Inc. (a)	826,441
23,578	CONSOL Energy, Inc.	800,002
		1,626,443
Road & Rail - 2.5%
26,122	Norfolk Southern Corp.	1,593,965
Semiconductors & Semiconductor Equipment - 3.8%
32,220	ASML Holding NV - ADR	1,112,879
35,625	KLA-Tencor Corp.	1,363,725
		2,476,604
Specialty Retail - 4.1%
30,906	The Childrens Place Retail Stores, Inc. (a)	1,438,056
43,125	Guess?, Inc.	1,228,631
		2,666,687
Textiles, Apparel & Luxury Goods - 2.5%
28,172	PVH Corp.	1,640,737
TOTAL COMMON STOCKS
(Cost $71,831,818)		63,133,117

TOTAL INVESTMENTS IN SECURITIES - 97.4%
(Cost $71,831,818)		63,133,117
Other Assets in Excess of Liabilities - 2.6%		1,711,628
TOTAL NET ASSETS - 100.0%		$64,844,745

(a)	Non-income producing security.
ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, the Fund's Administrator.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments	$$72,327,991
Gross unrealized appreciation	2,171,206
Gross unrealized depreciation	(11,366,080)
Net unrealized depreciation	$($9,194,874)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Jordan Opportunity Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Jordan Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$63,133,117	$-	$-	$63,133,117

Total Investments in Securities	$63,133,117	$-	$-	$63,133,117

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date   November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  November 21, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  November 23, 2011

* Print the name and title of each signing officer under his or her signature.